Equity transactions (Detail) (USD $)	0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended
	Apr. 08, 2011	Feb. 28, 2013	Jan. 31, 2011	Mar. 31, 2013	Mar. 22, 2013	Mar. 31, 2013	Apr. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2013	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Jan. 31, 2011 Options Expired [Member]	Jan. 31, 2011 Options Exercised [Member] Board of Directors Chairman [Member]	Jan. 31, 2011 Options Exercised [Member] Brother of Member of Board of Directors [Member]	Jan. 31, 2011 Options Exercised [Member]	Jan. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Jan. 31, 2011 Class D Warrants [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Apr. 08, 2011 Placement Agent [Member]	Feb. 25, 2013 Note Payable to Prides Capital Fund I LP and NightWatch Capital Partners II LP [Member]	Apr. 04, 2011 Note Payable to Prides Capital Fund I LP and NightWatch Capital Partners II LP [Member]	Apr. 08, 2011 Gross [Member]	Apr. 08, 2011 Net of Issuance Costs [Member]
Number of Investors	28
Stock Issued During Period, Shares, New Issues (in Shares)	2,804,593	100,000		246,000	173,000	400,000		100,000										100,000			0	0
Sale of Stock, Price Per Share (in Dollars per share)	$ 3.25
Proceeds from Issuance of Common Stock (in Dollars)						$ 100,000		$ 25,000																		$ 9,114,927	$ 8,467,121
Payments of Stock Issuance Costs (in Dollars)	647,806
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,804,593						679,064																93,080		679,064
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.00	0.35		0.35		0.35	4.00				2.00												4.00	0.35	4.00
Debt Conversion, Converted Instrument, Amount (in Dollars)							4,413,908																		4,413,908
Debt Conversion, Converted Instrument, Shares Issued							1,358,126																		1,358,126
Gains (Losses) on Extinguishment of Debt (in Dollars)							(1,318,781)		(1,318,781)																(1,318,781)
Convertible Debt (in Dollars)																									9,330,326
Convertible Debt, Fair Value Disclosures (in Dollars)							8,011,545																		8,011,545
Purchase Price Per Unit, Option (in Dollars per Item)								2.00
Stock Issued During Period, Shares, Other														545,252	686,252	1,950,167	1,950,167		1,358,126	1,950,167
Proceeds from Stock Options Exercised (in Dollars)			3,900,334						1,437,326
Stock Options, Shares, Expired													132,500
(in Shares)		1,000,000				2,000,000					0	1,950,167												2,000,000
Warrants, Vested During Period (in Shares)								1,700,000		300,000
Warrants Vesting Contingent Upon Capital Raise Completion (in Dollars)										1,700,000
Capital Raise Threshold for Vesting of Warrants (in Dollars)		4,000,000						5,000,000		5,000,000
Stock Issued During Period, Value, New Issues (in Dollars)		$ 35,000		$ 151,200				$ 25,000										$ 100
Number of Warrants To be Issued (in Shares)		1,000,000						1,000,000
Warrants Term		5 years